Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 3,620	$ 3,094
Unbilled revenues	$ 1,744	$ 2,037